DEBT (Details - Assumptions)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value	3.51%	3.84%
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value	153.20%	82.12%
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value	11.50	11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, determination of fair value	0.18	0.78